Exhibit 99.1

Independent Accountant’s Report on Applying Agreed-Upon Procedures

RFNA, LP and Subsidiaries

7301 Commerce Circle, Suite 100

Baton Rouge, LA 70809

And

Citigroup Global Markets Inc.

388 Greenwich Street, 6th Floor

New York, NY 10013

And

Wells Fargo Securities, LLC

550 South Tryon Street, 5th Floor

Charlotte, NC 28202

And

BMO Capital Markets Corp.

320 South Canal Street, 4th Floor

Chicago, IL 60606

We have performed the procedures enumerated below on certain records and transactions of RFNA, LP and Subsidiaries (referred to herein as the “Company” or “Responsible Party”) for the purpose of assisting the Responsible Party, Citigroup Global Markets Inc., Wells Fargo Securities, LLC, and BMO Capital Markets Corp. (together with the Company, referred to herein as the “Specified Parties”) in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of finance receivable-backed notes issued by Republic Finance Issuance Trust 2024-B (REPS 2024-B) in accordance with the Preliminary Private Placement Memorandum and the confidential Private Placement Memorandum (collectively, the “Proposed Transaction”). The Company’s management is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the Proposed Transaction. The Company is responsible for the computer-generated Loan Data Files accurately representing the information included in the Underlying Asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of the Proposed Transaction. Additionally, Wells Fargo Securities, LLC, Citigroup Global Markets Inc., and BMO Capital Markets Corp. have agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of this report and may not meet the needs of all of the users of this report, and as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

The appropriateness of these procedures for the intended purpose is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

(i)	The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as a “Loan Data File.”

(ii)	The fields in the Loan Data Files, signed contract, and signed credit application shall be herein referred to as “Specified Attributes.”

(iii)	The term “Contract” means Unsecured loan contract, Soft Secured loan contract, or Hard Secured contract.

(iv)	The term “Unsecured” means a loan that is, as of the origination date, not secured by any collateral.

(v)

The term “Soft Secured” means a loan that is, as of the origination date, secured by security interests in untitled assets, including but not limited to, personal property, such as works of art, electronic equipment or similar items.

(vi)

The term “Hard Secured” means a loan that is, as of the origination date, at least partially secured by one or more vehicles, boats, titled trailers, or other asset for which a certificate of title is issued under applicable state law.

(vii)

The term “Contract Summary Screen” refers to a screen image or access to the Company’s computer systems that the Company’s management represented as information from its Contract accounting system (Allied Business Systems), which includes the customer’s account history and the Specified Attributes related to the Contracts.

(viii)	The term “Contract File” means any file containing the Contract and credit application; and the term “Obligor” means the borrower(s) stated on the respective Contracts.

(ix)	The term “Coupon Rate” means the periodic rate of interest owed by the Obligor on the Contract.

On October 10, 2024, the Company provided us with a computer-generated Loan Data File with a cutoff date of September 30, 2024 (the “September Loan Data File”) containing 66,643 individual customer loans herein referred to as “Underlying Assets” that management represented was the entire population of the Underlying Assets in the Proposed Transaction. We were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the Engagement Letter on a random sample of 200 individual customer loans. We selected a random sample from the September Loan Data File sufficient to obtain a total sample size of 200. From October 11, 2024 to October 17, 2024, we were provided with the source documents referenced in Exhibit A related to the respective 200 individual customer loans.

We performed the following procedures on the sample of 200 Underlying Assets:

•	Inspected presence of an electronic credit application (not required for Unsecured Contracts).

•	Inspected presence of a signed Contract.

We identified no exceptions in our procedures outlined above. We identified the following observation in our procedures outlined above:

Observation Description Number	Observation Description
1	Of the 200 accounts selected, 76 accounts (or 38.00% of the sample) were Unsecured Contracts which are pre-screened offers sent to pre-approved prospective and former borrowers. As such, these types of loans do not have a credit application and therefore we were unable to inspect any electronic credit applications for these accounts.

For the sample, we compared the Specified Attributes outlined in Exhibit A and as presented in the September Loan Data File to the corresponding source documents outlined in Exhibit A. For Specified Attribute 6, for instances where the Coupon Rate were not disclosed on the Contract, using TValue Amortization Software (using Normal compute method and a 365 day year configuration) we recalculated the Coupon Rate, as applicable, based on the following inputs included in the Contract: the loan origination date, amount financed (which is the sum of the amount financed and the prepaid finance charges), original term, amount of the monthly payment, and maintenance fee (when applicable to the Contract, which reduces the amount of the monthly payment input in the recalculation).

In performing these comparisons, we applied the following tolerances as instructed by the Specified Parties:

•	Monthly payment: +/-$0.50

•	APR or Coupon Rate: +/- 2.5 bps

•	Amount financed +/- $5.00

We identified no exceptions in our procedures outlined above.

For the sample, we recalculated the scheduled contract maturity date based on the term of the Contract set forth on the September Loan Data File and the due date for the first scheduled principal and interest payment by the Obligor set forth on the September Loan Data File. We then compared our recalculation to the source document outlined in Exhibit A.

In recalculating the scheduled contract maturity date, we applied the following tolerance as instructed by the Specified Parties:

•	Maturity date: First payment date used in the calculation +/- 30 day tolerance of the later of Contract date, delivery date, or purchase date, as applicable

We identified no exceptions in our procedures outlined above.

We did not perform any procedures with respect to the Specified Attributes relating to Underlying Assets as set forth in Exhibit B.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing Specified Attributes to Source Documents as listed in Exhibit A in accordance with the Proposed Transaction. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•

Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

•	Addressing the value of collateral securing the assets being securitized

•	Addressing the physical existence or ownership of the assets being securitized.

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•

Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusions.

•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the Proposed Transaction.

•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.

•	Any other terms or requirements of the transaction that do not appear in the report.

Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina

October 18, 2024

Exhibit A

Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)

1	Account number (KeyAcct)	Contract Summary Screen

2	Amount financed (AmtFinanced_Calculated)	Contract and Contract Summary Screen

3	Original term of Contract (OriginalTerm)	Contract and Contract Summary Screen

4	Amount of the monthly payment (MonthlyPayment)	Contract and Contract Summary Screen

5	Annual Percentage Rate (APR) (OriginalFedAPR)	Contract and Contract Summary Screen

6	Coupon Rate (OriginalStateAPR)	Contract and Contract Summary Screen

7	Branch state (State)	Contract and Contract Summary Screen

8	Maturity date (MaturityDate)	Recalculation based on Contract

Exhibit B

Specified Attributes Not Subject to Procedures

Below is a list of additional Specified Attributes included in the September Loan Data File. These Specified Attributes were not subject to any procedures as outlined in the Engagement Letter.

Specified Attribute
KeyMonth
KeyBranchNumber
KeyNamesID
KeyContrID
KeyLoan
EligibleForREPS2019A
EligibleForREPS2020A
EligibleForWarehouse
EligibleForREPS2021A
EligibleForRWFII
EligibleForRWFIII
EligibleForREPS2024A
CurrentPoolPledgedTo
MonthlyReportingDate
RealtimePoolPedgedTo
RealtimeMonthlyReportingDate
RealtimeWhoAdded
RealtimeEffectiveDateAddedToPool
InHouseImageAvailableFlag
CV19LoanFlag
DPD3160Flag
DPDgt60Flag
OriginalTermGT48Flag
ModifiedLoanFlag
DeceasedLoanFlag
OnlineLoanFlag
WhoAdded
EffectiveDateAddedToPool
KeyPrevContrID
KeyDelqCode
KeyProcessStatus
LoanClass
ProductType
PCorIB_Current
IBorPC_Origination
Branch
CashAdvance
RenewalOrOldBalance
Term
ExpirationDate

DPD
DQ_RFI
FinanceCharges_ELTFee
FinanceCharges_DocFee
FinanceCharges_HandlingCharge
FinanceCharges_SurchargeOrAcquistionFee
FinanceCharges_4pctFee
FinanceCharges_8pctFee
FinanceCharges_AdminFee
FinanceCharges_ClosingFee
FinanceCharges_OriginationFee
FinanceCharges_Points
FinanceCharges_CreditInvestigationFee
FinanceCharges_MaintenanceCharge
SalesFees_DealerRelated
TotalVoluntaryProducts
TotalOtherFees
TotalBalanceAtBooking
PrecomputeInterest
AmtFinanced_Outstanding
StateAmtFinance_Outstanding
StateAmtFinanced_Volume
GrossBalance
CurrentUnearned
Payoff
FirstDueDate
LastPaymentDate
NoteDate
NextDueDate
CurrentFedAPR
CurrentStateAPR
DayDue
PaymentFrequency
EarningsToDate
OriginalUnearned
CreditScore
OriginalFICOScore
CurrentFICOScore
RiskTier
NewModelRiskTier
DebtToIncomeRatio
VerifiedUnverifiedTotalDTI
VerifiedIncome
UnverifiedIncome
VerifiedRemainingIncome

TotalRemainingIncome
PctTradesOpenedWithin12MonthsToTotalTrades
NumberTradesMoreThan30DaysPastDueInLast6Months
NumberTradesMoreThan60DaysPastDueInLast6Months
NumberTradesMoreThan90DaysPastDueInLast6Months
HousingStatus
RenewalContrID
NumberofExtensions
RemainingTerm
LoanStatus_DaysPastDue
FlexiFlag
CollateralCode
CBIStatusCode
LoanStatus_BankruptcyFlag
BkrAPRRequested
NoteClass
LCProgramNumber
ElectronicContractFlag
CurrentBranchNumber
CurrentNamesID
CurrentContrID
CurrentAcct
CurrentLoan
BranchTransferDate